Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Materials, energy and consumables used
Cost of raw materials	R 110,572	R 102,915	R 114,889
Cost of energy and other consumables used in production process	27,460	26,226	23,068
Materials, energy and consumables used	138,032	129,141	137,957
Reduction relating to compensation from Transnet		(3,900)
Net carbon tax expense	2,100	1,600	1,400
Carbon credits	R 952	R 723	R 580